Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
18	PROPERTY, PLANT AND EQUIPMENT

	Aircraft, engines and
	flight equipment			Other
		Held under		property, plant	Construction
	Owned	finance leases	Buildings	and equipment	in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
31 December 2017
At 31 December 2016 and at 1 January 2017:
Cost	99,653	97,064	8,324	8,201	2,398	215,640
Accumulated depreciation and impairment	(34,914)	(19,890)	(2,450)	(5,206)	—	(62,460)

Net carrying amount	64,739	77,174	5,874	2,995	2,398	153,180

At 1 January 2017, net of accumulated depreciation and impairment	64,739	77,174	5,874	2,995	2,398	153,180
Additions	3,659	8,277	276	808	2,688	15,708
Disposals	(656)	(264)	(1)	(103)	—	(1,024)
Transfer from construction in progress	—	—	1,019	18	(1,037)	—
Transfer from advanced payments on acquisition of aircraft (note 21)	1,701	13,378	—	—	—	15,079
Transfer from investment properties (note 19)	—	—	9	—	—	9
Transfer to investment properties (note 19)	—	—	(2)	—	—	(2)
Assets included in held for sale	—	—	—	(2)	—	(2)
Transfer to other non-current assets	—	—	—	—	(327)	(327)
Depreciation provided during the year	(6,154)	(6,302)	(298)	(613)	—	(13,367)
Disposal of a subsidiary (note 43)	(199)	(1,220)	(375)	(208)	(17)	(2,019)
Impairment	(379)	—	—	—	—	(379)
Transfers	6,283	(6,283)	(24)	24	—	—

At 31 December 2017, net of accumulated depreciation and impairment	68,994	84,760	6,478	2,919	3,705	166,856

At 31 December 2017:
Cost	111,297	105,801	8,809	7,934	3,705	237,546
Accumulated depreciation and impairment	(42,303)	(21,041)	(2,331)	(5,015)	—	(70,690)

Net carrying amount	68,994	84,760	6,478	2,919	3,705	166,856

During the year, the Group recognised an impairment loss of approximately RMB379 million relating to aircraft, engines and flight equipment (2016: RMB29 million, 2015: RMB48 million). The recoverable amounts of these impaired aircraft, engines and flight equipment are determined at the higher of their fair value less costs to sell and value in use.

As at 31 December 2017, certain aircraft and buildings owned by the Group with an aggregate net carrying amount of approximately RMB11,207 million (2016: approximately RMB17,559 million) were pledged as collateral under certain borrowing arrangements (note 34).

As at 31 December 2017, the ownership certificates of buildings with a net carrying amount of RMB1,397 million (31 December 2016: RMB1,455 million) have not been obtained. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the aforesaid buildings, and that there is no material adverse impact on the overall financial position of the Group.

	Aircraft, engines and
	flight equipment			Other
	Owned	Held under		property, plant	Construction
		finance leases	Buildings	and equipment	in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
31 December 2016
At 31 December 2015 and at 1 January 2016:
Cost	80,402	89,146	7,993	7,486	1,771	186,798
Accumulated depreciation and impairment	(28,557)	(18,029)	(2,266)	(4,704)	—	(53,556)

Net carrying amount	51,845	71,117	5,727	2,782	1,771	133,242

At 1 January 2016, net of accumulated depreciation and impairment	51,845	71,117	5,727	2,782	1,771	133,242
Additions	9,411	4,485	5	651	1,477	16,029
Disposals	(324)	(58)	(21)	(212)	—	(615)
Transfer from construction in progress	—	—	474	328	(802)	—
Transfer from advanced payments on acquisition of aircraft (note 21)	12,236	4,354	—	—	—	16,590
Transfer to investment properties (note 19)	—	—	(38)	—	—	(38)
Transfer to other non-current assets	—	—	—	—	(48)	(48)
Depreciation provided during the year	(5,561)	(5,563)	(273)	(554)	—	(11,951)
Impairment	(29)	—	—	—	—	(29)
Transfers	(2,839)	2,839	—	—	—	—

At 31 December 2016, net of accumulated depreciation and impairment	64,739	77,174	5,874	2,995	2,398	153,180

At 31 December 2016:
Cost	99,653	97,064	8,324	8,201	2,398	215,640
Accumulated depreciation and impairment	(34,914)	(19,890)	(2,450)	(5,206)	—	(62,460)

Net carrying amount	64,739	77,174	5,874	2,995	2,398	153,180